CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash Flows from Operating Activities
Net income	$ 82,360	¥ 573,371	¥ 336,320	¥ 167,095
Adjustment to reconcile net income to net cash provided by operating activities:
Non-cash lease expense	3,976	27,683
Depreciation of property, plant and equipment	1,352	9,409	5,773	3,542
Amortization of intangible assets	1,121	7,806	443	175
Write-off of short-term loans	810	5,640	5,500
Impairment loss from long-term investments	373	2,600	7,590
Provision for excess and obsolete inventories	3,419	23,799	0	2,449
Share-based compensation	7,918	55,128	134,709	62,787
Loss / (gain) from equity method investment	160	1,112	(1,743)	(2,806)
Realized gain from investments	(262)	(1,822)	(261)	(2,373)
Loss on disposal of property, plant and equipment	110	767	26	192
Gain from fair value change of long-term investments			(7,860)
Deferred income taxes	(3,993)	(27,800)	(32,895)	(18,962)
Others			295
Changes in operating assets and liabilities
Accounts receivable	(18,675)	(130,015)	(26,058)	(13,158)
Inventories	(62,194)	(432,983)	(234,887)	(57,609)
Prepaid expenses and other current assets	(4,660)	(32,444)	(5,748)	(32,985)
Amount due from related parties	(110,744)	(770,976)	(45,116)	(109,756)
Other non-current assets	(385)	(2,678)	(3,150)
Amount due to related parties	585	4,074	5,757	(281)
Accounts payable	134,426	935,845	356,324	181,628
Notes payable	(2,406)	(16,752)	13,693	2,581
Advance from customers	5,580	38,850	(4,740)	4,333
Income tax payable	1,985	13,817	32,437	972
Accrued expense and other current liabilities	12,386	86,221	119,887	45,572
Other non-current liability	8,237	57,347	51,309	4,940
Net Cash provided by Operating Activities	61,479	427,999	707,605	238,336
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(4,924)	(34,276)	(17,136)	(21,454)
Prepayment for other non-current assets				(3,000)
Purchase of intangible assets	(1,701)	(11,845)	(52,017)	(88)
Cash received from the disposal of property, plant and equipment	20	143	65	164
Purchase of term deposits			(385,028)
Proceeds from maturity of term deposits	13,929	96,969	288,771
Purchase of business, net of cash acquired of RMB3,475				2,323
Loans provided to related parties			(5,000)
Loans provided to third-parties			(8,920)	(12,857)
Proceeds received from loans provided to third-parties	973	6,772	5,578	1,000
Purchase of short-term investments			(41,300)	(6,506)
Purchase of long-term investments	(25,988)	(180,927)	(109,854)	(23,610)
Disposal of short-term investments	1,503	10,461		2,062
Disposal of long-term investments				23,085
Net Cash Used in Investing Activities	(16,188)	(112,703)	(324,841)	(38,881)
Cash Flows from Financing Activities
Loans repaid to related party			(3,221)
Exercise of share options and restricted shares	134	933	3,486	89
Bank borrowings			20,000	30,000
Repayment of bank borrowing	(2,873)	(20,000)	(30,000)	(10,000)
Net proceeds from initial public offering			657,062
Repurchase of ordinary shares			(8,157)
Net proceeds from the secondary offering	7,069	49,214
Deemed dividend to shareholders	(652)	(4,538)
Net Cash Provided by Financing Activities	3,678	25,609	639,170	20,089
Net (decrease) increase in cash and cash equivalents and restricted cash	48,969	340,905	1,021,934	219,544
Effect of exchange rate changes	1,619	11,274	60,357	(3,175)
Cash and cash equivalents and restricted cash at beginning of year	208,540	1,451,812	369,521	153,152
Cash and cash equivalents and restricted cash at end of the year	259,128	1,803,991	1,451,812	369,521
Supplemental disclosure of cash flow information
Income tax paid	13,176	91,732	52,063	35,892
Interest paid	41	286	1,310	1,997
Non-cash investing and financing activity
Payable for long-term investment			275
Payable for Intangible asset	2	16
Conversion from loan to long-term investment				8,000
Conversion from convertible bond to long-term investment	2,270	15,800
Non-monetary exchange of convertible bond to intangible assets	1,152	8,019	7,104
Non-monetary transaction of exchanging loan for Intangible assets	1,430	9,957
Payable for property, plant and equipment	$ 50	¥ 351	15	¥ 264
Conversion of preferred shares to ordinary shares			354,212
Deemed dividend related to issuance of ordinary shares to preferred shareholders			¥ 209,752